Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	FITNESS CHAMPS HOLDINGS LIMITED
Entity Central Index Key	0002023796
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7030 Ang Mo Kio
Entity Address, Address Line Two	Avenue 5
Entity Address, Address Line Three	#04-48
Entity Address, City or Town	NorthStar@AMK
Entity Address, Country	SG
Entity Address, Postal Zip Code	569880
City Area Code	+65
Local Phone Number	9005 5495
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Fitness Champs Holdings Limited and its Subsidiaries (collectively referred to as the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income, changes in shareholders equity and cash flows for each of the years in the three-year period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.